Equity Method Investment in Joint Ventures - Summarized Financial Information (Parenthetical) (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024
Disclosure of joint ventures [line items]
Capital contributions	$ 146,442	$ 146,865
SWA Lithium
Disclosure of joint ventures [line items]
Capital contributions	31,000
Additional fund committed	9,000
Texas Lithium
Disclosure of joint ventures [line items]
Capital contributions	$ 20,000